STOCK BASED COMPENSATION - Common Stock Reserved for Future Issuance (Details) - shares	Mar. 31, 2021	Dec. 31, 2020
STOCK BASED COMPENSATION
Shares available for issuance under the Plan	14,140,956	14,379,052
Common Stock warrants outstanding		15,007,494